Impacts of 10% and 20% Adverse Changes to Assumptions on Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010 Year
Direct financing leases
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests that continue to be held	¥ 76,136
Book value of the interests that continue to be held	67,028
Minimum weighted average life (in years)	2.0
Maximum weighted average life (in years)	3.4
Expected credit loss +10%	376
Expected credit loss +20%	756
Discount rate +10%	605
Discount rate +20%	1,198
Prepayment rate +10%	57
Prepayment rate +20%	117
Installment Commercial Mortgage Loans
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests that continue to be held	2,830
Book value of the interests that continue to be held	2,859
Weighted average life (in years)	0.7
Expected credit loss +10%	35
Expected credit loss +20%	70
Discount rate +10%	6
Discount rate +20%	12
Prepayment rate +10%	16
Prepayment rate +20%	32
Installment Mortgage Loans for individuals
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests that continue to be held	25,930
Book value of the interests that continue to be held	22,568
Minimum weighted average life (in years)	13.9
Maximum weighted average life (in years)	24.5
Expected credit loss +10%	47
Expected credit loss +20%	94
Discount rate +10%	402
Discount rate +20%	793
Prepayment rate +10%	173
Prepayment rate +20%	341
Investment in securities
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests that continue to be held	23,258
Book value of the interests that continue to be held	23,601
Minimum weighted average life (in years)	0.6
Maximum weighted average life (in years)	4.2
Expected credit loss +10%	50
Expected credit loss +20%	143
Discount rate +10%	311
Discount rate +20%	608
Prepayment rate +10%	2
Prepayment rate +20%	¥ 4